Borrowings - Schedule of Movements of Borrowings (Detail) - Long-term borrowings [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 9,172,531
New borrowings	9,495,864
Interest accrued	1,233,907
Effect of exchange rate differences	(176,595)
Effect of exchange rate differences on translating foreign operations	479,700
Interest payments	(2,248,504)
Principal payments	(5,731,061)
Ending balance	$ 12,225,842